Accounts Receivable, Net - Schedule of accounts receivable (Detail) ¥ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2020 USD ($)
Accounts receivable, net:
Accounts receivable	¥ 346,326	¥ 202,953
Allowance for doubtful accounts/expected credit losses:
Balance at the beginning of year	(2,278)	(799)
Additional provision charged to expenses	(9,719)	(1,897)
Write-off		418
Balance at the end of year/period	(11,997)	(2,278)
Total	¥ 334,329	¥ 200,675	$ 49,241